Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the six months ended December 31,
	2023	2024
	HKD	HKD	US$
Current	$61,465	$11,861	$1,527
Deferred	-	(82,050)	(10,563)
Total provision for income taxes	$61,465	$(70,189)	$(9,036)

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of: :

	June 30, 2024	December 31, 2024
	HKD	HKD	US$
Deferred Tax Assets
Net operating loss carryforwards	$-	$398,823	$51,344
Total deferred tax assets	$-	$398,823	$51,344

Deferred Tax Liabilities
Depreciation of property and equipment	$-	$(133,375)	$(17,171)
Amortization of intangible assets	-	(183,398)	(23,610)
Total deferred tax liabilities	$-	$(316,773)	$(40,781)

Deferred tax assets, net	$-	$82,050	$10,563